Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Revenues
Gross Sales	$ 71,765	$ 48,811	[1]	$ 13,914	[1]
Less: Royalties	4,868	2,454	[1]	371	[1]
Revenues	66,897	46,357	[1]	13,543	[1]
Expenses
Purchased Product	33,801	23,326	[1]	5,681	[1]
Transportation and Blending	11,530	8,038	[1]	4,728	[1]
Operating	5,569	4,716	[1]	1,955	[1]
(Gain) Loss on Risk Management	1,636	995	[1]	308	[1]
Depreciation, Depletion and Amortization	4,679	5,886	[1]	3,464	[1]
Exploration Expense	101	18	[1]	91	[1]
(Income) Loss From Equity-Accounted Affiliates	(15)	(57)		0
Segment Income (Loss)	9,596	3,435		(2,684)
General and Administrative	865	849	[1]	292	[1]
Finance Costs	820	1,082	[1]	536	[1]
Interest Income	(81)	(23)	[1]	(9)	[1]
Integration and Transaction Costs	106	349	[1]	29	[1]
Foreign Exchange (Gain) Loss, Net	343	(174)	[1]	(181)	[1]
Revaluation (Gains)	(549)	0		0
Re-measurement of Contingent Payment	162	575	[1]	(80)	[1]
Gains (losses) on disposals of non-current assets	(269)	(229)	[1]	(81)	[1]
Other (Income) Loss, Net	(532)	(309)	[1]	40	[1]
Total Non-operating (Income) Expense	865	2,120		546
Earnings (Loss) Before Income Tax	8,731	1,315	[1]	(3,230)	[1]
Income Tax Expense (Recovery)	2,281	728	[1]	(851)	[1]
Net Earnings (Loss)	6,450	587	[1]	(2,379)	[1]
Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1,762	993		252
Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(126)	2		56
Upstream
Revenues
Gross Sales	41,127	27,844		9,708
Less: Royalties	4,868	2,454		371
Revenues	36,259	25,390		9,337
Expenses
Purchased Product	6,833	4,059		1,530
Transportation and Blending	12,194	8,714		4,764
Operating	3,789	3,241		1,476
Operating Margin	11,824	8,588		1,299
Depreciation, Depletion and Amortization	3,718	3,161		2,567
Exploration Expense	101	18		91
(Income) Loss From Equity-Accounted Affiliates	(15)	(52)		0
Segment Income (Loss)	8,075	5,442		(1,416)
Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1,619	788		268
Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(55)	19		57
Downstream
Revenues
Gross Sales	38,102	26,258		4,815
Less: Royalties	0	0		0
Revenues	38,102	26,258		4,815
Expenses
Purchased Product	32,501	23,111		4,429
Transportation and Blending	0	0		0
Operating	3,050	2,258		785
Operating Margin	2,439	785		(378)
Depreciation, Depletion and Amortization	848	2,607		736
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	1,573	(1,823)		(1,113)
Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	112	104		(21)
Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	18	1		(1)
Oil Sands
Expenses
Purchased Product		2,404
Transportation and Blending		8,625
Oil Sands | Upstream
Revenues
Gross Sales	34,775	22,827		8,804
Less: Royalties	4,493	2,196		331
Revenues	30,282	20,631		8,473
Expenses
Purchased Product	4,810	2,404		1,262
Transportation and Blending	12,036	8,625		4,683
Operating	2,930	2,451		1,156
Operating Margin	8,979	6,365		1,104
Depreciation, Depletion and Amortization	2,763	2,666		1,687
Exploration Expense	9	16		9
(Income) Loss From Equity-Accounted Affiliates	8	(5)		0
Segment Income (Loss)	6,267	3,670		(649)
Oil Sands | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	1,527	786		268
Oil Sands | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	(68)	18		57
Conventional | Upstream
Revenues
Gross Sales	4,332	3,235		904
Less: Royalties	298	150		40
Revenues	4,034	3,085		864
Expenses
Purchased Product	2,023	1,655		268
Transportation and Blending	143	74		81
Operating	541	551		320
Operating Margin	1,235	803		195
Depreciation, Depletion and Amortization	370	3		880
Exploration Expense	1	(3)		82
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	851	802		(767)
Conventional | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	92	2		0
Conventional | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	13	1		0
Offshore | Upstream
Revenues
Gross Sales	2,020	1,782		0
Less: Royalties	77	108		0
Revenues	1,943	1,674		0
Expenses
Purchased Product	0	0		0
Transportation and Blending	15	15		0
Operating	318	239		0
Operating Margin	1,610	1,420		0
Depreciation, Depletion and Amortization	585	492		0
Exploration Expense	91	5		0
(Income) Loss From Equity-Accounted Affiliates	(23)	(47)		0
Segment Income (Loss)	957	970		0
Offshore | Upstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Offshore | Upstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Canadian Manufacturing
Revenues
Gross Sales		6,215
Expenses
Purchased Product		5,156
Operating		486
Depreciation, Depletion and Amortization		226
Canadian Manufacturing | Downstream
Revenues
Gross Sales	7,792	6,215		82
Less: Royalties	0	0		0
Revenues	7,792	6,215		82
Expenses
Purchased Product	6,389	5,156		0
Transportation and Blending	0	0		0
Operating	704	486		37
Operating Margin	699	573		45
Depreciation, Depletion and Amortization	208	226		8
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0		0
Segment Income (Loss)	491	347		37
Canadian Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
Canadian Manufacturing | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	0	0		0
U.S. Manufacturing | Downstream
Revenues
Gross Sales	30,310	20,043		4,733
Less: Royalties	0	0		0
Revenues	30,310	20,043		4,733
Expenses
Purchased Product	26,112	17,955		4,429
Transportation and Blending	0	0		0
Operating	2,346	1,772		748
Operating Margin	1,740	212		(423)
Depreciation, Depletion and Amortization	640	2,381		728
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	0
Segment Income (Loss)	1,082	(2,170)		(1,150)
U.S. Manufacturing | Downstream | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	112	104		(21)
U.S. Manufacturing | Downstream | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	18	1		(1)
Corporate and Eliminations
Revenues
Gross Sales	(7,464)	(5,291)		(609)
Less: Royalties	0	0		0
Revenues	(7,464)	(5,291)		(609)
Expenses
Purchased Product	(5,533)	(3,844)		(278)
Transportation and Blending	(664)	(676)		(36)
Operating	(1,270)	(783)		(306)
Depreciation, Depletion and Amortization	113	118		161
Exploration Expense	0	0		0
(Income) Loss From Equity-Accounted Affiliates	0	(5)		0
Segment Income (Loss)	(52)	(184)		(155)
General and Administrative	865	849		292
Finance Costs	820	1,082		536
Interest Income	(81)	(23)		(9)
Integration and Transaction Costs	106	349		29
Foreign Exchange (Gain) Loss, Net	343	(174)		(181)
Revaluation (Gains)	(549)	0		0
Re-measurement of Contingent Payment	162	575		(80)
Gains (losses) on disposals of non-current assets	(269)	(229)		(81)
Other (Income) Loss, Net	(532)	(309)		40
Total Non-operating (Income) Expense	865	2,120		546
Corporate and Eliminations | Realized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	31	101		5
Corporate and Eliminations | Unrealized (Gain) Loss
Expenses
(Gain) Loss on Risk Management	$ (89)	$ (18)		$ 0

[1]	See Note 3X for revisions to prior period results.